Commitments, Contingencies and Legal Proceedings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES (Note 9)
Schedule of minimum future lease payments
Years Ended June 30,
2025	$261,752
2026	364,885
2027	375,859
2028	128,397
Total remaining payments	1,130,893
Less Imputed Interest	(136,898)
Total lease liability	$993,995

Years Ended December 31,
2024	$245,051
2025	359,563
2026	370,357
2027	316,785
Total remaining payments	1,291,756
Less Imputed Interest	(173,178)
Total lease liability	$1,118,578